Newbuildings (Details) (Newbuildings, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Newbuildings
Movement in Newbuildings [Roll Forward]
Opening balance	$ 1,882	$ 2,531
Additions	4,930	1,267
Capitalized interest and loan related costs	95	76
Re-classified as Drilling Units	(3,335)	(1,992)
Disposal of Tender rigs	(153)	0
Closing balance	$ 3,419	$ 1,882